Note 4 - Segmental Financial Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

4. Segmental Financial Information

Since June 14, 2021 (Note 3(d)), the Company has two reportable segments from which it derives its revenues: (1) container vessels segment and (2) dry bulk vessels segment. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different services. The container vessel business segment consists of transportation of containerized products through ownership and trading of container vessels. The dry bulk business segment consists of transportation of dry bulk cargoes through ownership and trading of dry bulk vessels.

The tables below present information about the Company’s reportable segments as of December 31, 2021, and for the year then ended. The Company measures segment performance based on net income. Items included in the segment net income are allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculation, their allocations keys are defined on the basis of each segment’s drawing on key resources. The Other segment includes items that due to their nature are not allocated to any of the Company’s reportable segments. As of December 31, 2021 and for the year then ended, the Other segment includes gain on sale of equity securities as well as equity method investments’ balances and income. Summarized financial information concerning each of the Company's reportable segments is as follows:

2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$678,292	$115,347	$-	$793,639
Vessels’ operating expenses	(151,452)	(28,529)	-	(179,981)
Depreciation	(125,811)	(11,147)	-	(136,958)
Amortization of dry-docking and special survey costs	(10,346)	(87)	-	(10,433)
Gain / (loss) on sale of vessels, net	45,894	-	-	45,894
Interest income	1,587	-	-	1,587
Interest and finance costs	(81,887)	(4,160)	-	(86,047)
Income from equity method investments	-	-	12,859	12,859
Net Income for the Year	$303,490	$56,814	$74,817	$435,121
Total Assets	$3,672,212	$714,957	$19,872	$4,407,041